SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Schedule of Aggregate Capitalized Costs) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) [Abstract]
Proved		$ 1,016,755
Unproved
Total capitalized costs		1,016,755
Accumulated depreciation and depletion		(24,283)
Net capitalized costs	$ 1,034,055	$ 992,472	$ 478,200